Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Provision (Benefit) for Income Taxes

The provision for income taxes consisted of the following (thousands of dollars):

	2013	2012	2011
Currently payable:
Federal	$(561)	$2,116	$1,181
State	185	219	167
Foreign	1,895	1,200	1,369
	1,519	3,535	2,717
Deferred tax provision (benefit)	3,847	54	(177)
	$5,366	$3,589	$2,540

Difference between Income Taxes Computed at the Federal Statutory Tax Rate and the Provision for Income taxes

The items accounting for the difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes were as follows:

	2013	2012	2011
US statutory rate	34.0%	34.1%	34.0%
State taxes, net of Federal tax benefit	2.0	(0.1)	0.4
Foreign subsidiaries	(2.2)	(3.7)	(1.9)
Non-controlling interest	(3.1)	(7.3)	(7.2)
Valuation allowance	(1.0)	—	0.5
Other	2.1	(0.3)	(0.7)
	31.8%	22.7%	25.1%

Components of Deferred Tax Assets and (Liabilities)

The components of deferred tax assets and (liabilities) were as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$185	$190
Payroll-related accruals	1,789	1,589
Environmental reserve	523	546
Inventory Reserve	486	437
Allowance for Doubtful Accounts	185	190
Accrued Warranty	703	1,663
Other	396	781
	4,267	5,396
Valuation allowance	—	(177)
	$4,267	$5,219
Deferred income taxes-noncurrent:
Accrued pension obligations	$(10,572)	$(9,482)
Unrecognized pension and postretirement benefit plan liabilities	11,305	19,467
Accumulated depreciation	(4,256)	(3,023)
Stock-based compensation	854	842
Postretirement obligations	325	728
NOL/credit carry-forwards	159	153
Other	1,176	1,057
	$(1,009)	$9,742

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended June 30, 2013 and July 1, 2012 (thousands of dollars):

	Year Ended
	June 30, 2013	July 1, 2012
Unrecognized tax benefits, beginning of year	$1,541	$1,500
Gross increases – tax positions in prior years	—	—
Gross decreases – tax positions in prior years	(47)	(2)
Gross increases – current period tax positions	51	43
Tax Years Closed	(35)	—
Unrecognized tax benefits, end of year	$1,510	$1,541